Tax	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
		2019	2018	2017
	Footnotes	$m	$m	$m
Current tax	1	3,768	4,195	4,264
– for this year		3,689	4,158	4,115
– adjustments in respect of prior years		79	37	149
Deferred tax		871	670	1,024
– origination and reversal of temporary differences		684	656	(228)
– effect of changes in tax rates		(11)	17	1,337
– adjustments in respect of prior years		198	(3)	(85)
Year ended 31 Dec	2	4,639	4,865	5,288

1
Current tax included Hong Kong profits tax of $1,413m (2018: $1,532m; 2017: $1,350m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2018: 16.5%; 2017: 16.5%).

2	In addition to amounts recorded in the income statement, a tax charge of $6m (2018: credit of $234m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2019		2018		2017
	$m	%	$m	%	$m	%
Profit before tax	13,347		19,890		17,167
Tax expense
Taxation at UK corporation tax rate of 19.00% (2018: 19.00%; 2017: 19.25%)	2,536	19.0	3,779	19.0	3,305	19.25
Impact of differently taxed overseas profits in overseas locations	253	1.9	264	1.3	407	2.3
Items increasing tax charge in 2019:
– non-deductible goodwill write-down	1,421	10.7	—	—	—	—
– local taxes and overseas withholding taxes	484	3.6	437	2.2	618	3.6
– other permanent disallowables	481	3.6	396	2.0	400	2.3
– non-deductible UK customer compensation	382	2.9	16	0.1	166	1.0
– UK tax losses not recognised	364	2.7	435	2.2	70	0.4
– adjustments in respect of prior period liabilities	277	2.1	34	0.2	64	0.4
– bank levy	184	1.4	191	1.0	180	1.0
– impacts of hyperinflation	29	0.2	78	0.4	—	—
– UK banking surcharge	29	0.2	229	1.1	136	0.8
– non-UK movements in unrecognised deferred tax	12	0.1	32	0.2	(16)	(0.1)
– non-deductible regulatory settlements	5	—	153	0.8	(132)	(0.8)
– deferred tax remeasurement due to US federal tax rate reduction	—	—	—	—	1,288	7.5
Items reducing tax charge in 2019:
– non-taxable income and gains	(844)	(6.3)	(691)	(3.5)	(766)	(4.4)
– effect of profits in associates and joint ventures	(467)	(3.5)	(492)	(2.5)	(481)	(2.8)
– deductions for AT1 coupon payments	(263)	(2.0)	—	—	—	—
– non-taxable gain on dilution of shareholding in SABB	(181)	(1.3)	—	—	—	—
– impact of changes in tax rates	(11)	(0.1)	17	0.1	49	0.3
– other items	(52)	(0.4)	(13)	(0.1)	—	—
Year ended 31 Dec	4,639	34.8	4,865	24.5	5,288	30.8
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for 2019 include Hong Kong (16.5%), the US (21%) and the UK (19%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 20.90% (2018: 20.30%). The effective tax rate for the year was 34.8% (2018: 24.5%). The effective tax rate for 2019 was significantly higher than for 2018 as 2019 included a non-deductible impairment of goodwill of $7.3bn.
Following an amendment to IAS 12 effective 1 January 2019, the income tax consequences of distributions, including AT1 coupon payments, are recorded in the income statement tax expense. Prior periods have not been restated.
Accounting for taxes involves some estimation because the tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Fixed assets	Retirement obligations	Other	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Assets		982	1,156	492	—	629	1,151	—	738	5,148
Liabilities		—	—	(376)	(1,271)	—	—	(1,387)	(283)	(3,317)
At 1 Jan 2019		982	1,156	116	(1,271)	629	1,151	(1,387)	455	1,831
Income statement		45	266	(386)	(303)	(18)	(185)	(149)	(141)	(871)
Other comprehensive income		—	—	544	—	—	—	30	(391)	183
Equity		—	—	—	—	—	—	—	—	—
Foreign exchange and other adjustments		(44)	(8)	147	(47)	39	36	(107)	98	114
At 31 Dec 2019		983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Assets	2	983	1,414	979	—	650	1,002	—	422	5,450
Liabilities	2	—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)

Assets		713	1,373	1,282	—	643	1,201	352	760	6,324
Liabilities		—	—	(93)	(1,182)	—	—	(1,387)	(968)	(3,630)
At 1 Jan 2018		713	1,373	1,189	(1,182)	643	1,201	(1,035)	(208)	2,694
IFRS 9 transitional adjustment		358	—	(411)	—	—	—	—	459	406
Income statement		(72)	(203)	51	(104)	19	(68)	35	(328)	(670)
Other comprehensive income		—	—	(722)	—	—	—	25	165	(532)
Equity		—	—	—	—	—	—	(15)	(8)	(23)
Foreign exchange and other adjustments		(17)	(14)	9	15	(33)	18	(397)	375	(44)
At 31 Dec 2018		982	1,156	116	(1,271)	629	1,151	(1,387)	455	1,831
Assets	2	982	1,156	492	—	629	1,151	—	738	5,148
Liabilities	2	—	—	(376)	(1,271)	—	—	(1,387)	(283)	(3,317)

1	Fair value of own debt.

2	After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,632m (2018: $4,450m) and deferred tax liabilities $3,375m (2018: $2,619m).
In applying judgement in recognising deferred tax assets, management has critically assessed all available information, including future business profit projections and the track record of meeting forecasts.
The net deferred tax asset of $1.3bn (2018: $1.8bn) includes $2.8bn (2018: $3.0bn) of deferred tax assets relating to the US, of which $1.1bn relates to US tax losses that expire in 14 to 18 years. Management expects the US deferred tax asset to be substantially recovered in six to seven years, with the majority recovered in the first five years. The most recent financial forecasts approved by management cover a five-year period and the forecasts have been extrapolated beyond five years by assuming that performance remains constant after the fifth year.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $8.3bn (2018: $7.2bn). This amount includes unused UK corporation tax losses of $6.2bn (2018: $4.6bn) which are not recognised due to uncertainty regarding the availability of sufficient future taxable profits against which to recover them. Of the total amounts unrecognised, $6.4bn (2018: $4.7bn) had no expiry date, $1.3bn (2018: $1.3bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches is $13.4bn (2018: $13.2bn) and the corresponding unrecognised deferred tax liability is $1.0bn (2018: $0.9bn).